MORSE,  ZELNICK,  ROSE  &  LANDER

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-4405

212 × 838 × 1177

FAX × 212 × 838 ×9190

WRITER’S DIRECT LINE
(212) 838-3089

August 22, 2006

United States Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re: Empire Financial Holding Company.

Registration Statement on Form S-3

Filed August 22, 2006

Dear Sirs and Mesdames

This letter is to advise that with respect to Empire Financial Holding Company’s eligibility to use Form S-3, the staff of the Securities and Exchange Commission has consented to waive the late filing of Empire Financial Holding Company’s Form 10-KSB/A on May 2, 2006.  Please refer to Stephen Zelnick’s communications with Mark Villardo of the Securities and Exchange Commission staff, and if you need any further information regarding the consent please call Mr. Villardo.  If you have any questions regarding this matter, please feel free to call me at the number indicated.

Very truly yours,

/s/ VIRGINIA TILLYARD

Virginia Tillyard